Cover	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39356
Entity Registrant Name	IAC Inc.
Entity Central Index Key	0001800227
Entity Tax Identification Number	84-3727412
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 West 18th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	314-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	IAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false